UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |X|; Amendment Number:  1
                                                         -----
This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cadian Capital Management, LLC

Address:  461 Fifth Avenue
          24th Floor
          New York, New York  10017

13F File Number:  028-12842

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Graham Quigley
Title:    Chief Financial Officer
Phone:    (212) 792-8800


Signature, Place and Date of Signing:

   /s/ Graham Quigley           New York, New York          February 12, 2009
------------------------     ------------------------     ---------------------
      [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:    NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              2

Form 13F Information Table Entry Total:        40
                                          -------

Form 13F Information Table Value Total:  $604,517
                                          -------
                                         (thousands)


List of Other Included Managers:

       No.       Form 13F File Number       Name

        1.        028-12841                  Cadian Fund LP

        2.        028-12845                  Cadian Offshore Fund Ltd.


                                                     FORM 13F INFORMATION TABLE

                                                   Cadian Capital Management, LLC
                                                         September 30, 2008

COLUMN 1                        COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
                                                        MARKET
                                TITLE                    VALUE     SHS OR     SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS       CUSIP    (x1000)    PRN AMT    PRN  CALL  DISCRETION   MNGRS      SOLE   SHARED  NONE
3PAR INC                      COM            88580F109    9,785    1,519,450   SH          DEFINED     1,2    1,519,450
A D C TELECOMMUNICATIONS      COM NEW        000886309   10,981    1,299,528   SH          DEFINED     1,2    1,299,528
AMERICAN SUPERCONDUCTOR CORP  COM            030111108    9,251      392,475   SH          DEFINED     1,2      392,475
AMERICAN SUPERCONDUCTOR CORP  COM            030111108      255       10,800       PUT     DEFINED     1,2       10,800
ARCSIGHT INC                  COM            039666102    5,016      657,343   SH          DEFINED     1,2      657,343
CADENCE DESIGN SYSTEM INC     COM            127387108   14,800    2,189,300   SH          DEFINED     1,2    2,189,300
CHINA MED TECHNOLOGIES INC    SPONSORED ADR  169483104    3,695      113,400   SH          DEFINED     1,2      113,400
COGO GROUP INC                COM            192448108    9,023    1,712,141   SH          DEFINED     1,2    1,712,141
CYPRESS SEMICONDUCTOR CORP    COM            232806109   36,127    6,920,831   SH          DEFINED     1,2    6,920,831
E M C CORP MASS               COM            268648102    8,026      671,098   SH          DEFINED     1,2      671,098
ELECTRONIC ARTS INC           COM            285512109   29,803      805,700   SH          DEFINED     1,2      805,700
FIDELITY NATL INFORMATION SV  COM            31620M106   28,057    1,519,900   SH          DEFINED     1,2    1,519,900
FOCUS MEDIA HLDG LTD          SPONSORED ADR  34415V109   19,566      686,300   SH          DEFINED     1,2      686,300
GT SOLAR INTL INC             COM            3623E0209    6,059      558,428   SH          DEFINED     1,2      558,428
HOLOGIC INC                   COM            436440101   39,627    2,050,000   SH          DEFINED     1,2    2,050,000
HOLOGIC INC                   COM            436440101    3,866      200,000       CALL    DEFINED     1,2      200,000
INNERWORKINGS INC             COM            45773Y105      326       29,400   SH          DEFINED     1,2       29,400
INTEGRATED DEVICE TECHNOLOGY  COM            458118106    1,556      200,000   SH          DEFINED     1,2      200,000
INVENTIV HEALTH INC           COM            46122E105   32,595    1,845,679   SH          DEFINED     1,2    1,845,679
INVERNESS MED INNOVATIONS IN  COM            46126P106   60,707    2,023,553   SH          DEFINED     1,2    2,023,553
INVERNESS MED INNOVATIONS IN  COM            46126P106   43,500    1,450,000       CALL    DEFINED     1,2    1,450,000
IXIA                          COM            45071R109   23,377    3,171,854   SH          DEFINED     1,2    3,171,854
LENDER PROCESSING SVCS INC    COM            52602E102    5,307      173,899   SH          DEFINED     1,2      173,899
LIONBRIDGE TECHNOLOGIES INC   COM            536252109   10,321    4,229,956   SH          DEFINED     1,2    4,229,956
LULULEMON ATHLETICA INC       COM            550021109    2,073       90,000        PUT    DEFINED     1,2       90,000
MAGMA DESIGN AUTOMATION       COM            559181102   13,862    3,448,235   SH          DEFINED     1,2    3,448,235
MATTEL INC                    COM            577081102   17,870      990,600   SH          DEFINED     1,2      990,600
MENTOR GRAPHICS CORP          COM            587200106    3,048      268,559   SH          DEFINED     1,2      268,559
MSCI INC                      CL A           55354G100   33,271    1,386,302   SH          DEFINED     1,2    1,386,302
NETAPP INC                    COM            64110D104    4,102      225,000   SH          DEFINED     1,2      225,000
ON SEMICONDUCTOR CORP         COM            682189105   41,926    6,202,100   SH          DEFINED     1,2    6,202,100
PEGASYSTEMS INC               COM            705573103   11,943      925,091   SH          DEFINED     1,2      925,091
PHILLIPS VAN HEUSEN CORP      COM            718592108    3,791      100,000   SH          DEFINED     1,2      100,000
QUALCOMM INC                  COM            747525103   15,040      350,000   SH          DEFINED     1,2      350,000
SEACHANGE INTL INC            COM            811699107    1,251      129,539   SH          DEFINED     1,2      129,539
STEC INC                      COM            784774101    4,519      586,828   SH          DEFINED     1,2      586,828
SUCCESSFACTORS INC            COM            864596101      705       64,652   SH          DEFINED     1,2       64,652
SYNOPSYS INC                  COM            871607107   27,012    1,354,000   SH          DEFINED     1,2    1,354,000
TERADATA CORP DEL             COM            88076W103   11,448      587,100   SH          DEFINED     1,2      587,100
VISIONCHINA MEDIA INC         SPONS ADR      92833U103    1,030       70,000   SH          DEFINED     1,2       70,000






SK 25926 0001 936486